Average Annual Total Returns - VIPSectorFunds-ServiceClass2 - VIPSectorFunds-ServiceClass2 - VIP Financial Services Portfolio	Aug. 11, 2023
VIP Financial Services Portfolio - Initial Class | Return Before Taxes
Average Annual Return:
Past 1 year	(8.33%)
Past 5 years	6.85%
Past 10 years	11.10%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXZ92
Average Annual Return:
Past 1 year	(11.18%)
Past 5 years	6.17%
Past 10 years	11.70%